UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.7%
		Brazil: 3.9%
648,651		Cia Energetica de Minas Gerais ADR	$966,490	0.6
246,194		Cia Hering	872,062	0.6
449,066		Duratex SA	905,936	0.6
169,912	@	Randon SA Implementos e Participacoes	147,173	0.1
179,106		Totvs S.A.	1,486,437	0.9
180,417		Tractebel Energia S.A.	1,793,386	1.1
			6,171,484	3.9

		Chile: 2.7%
105,445		Banco Santander Chile ADR	1,903,282	1.2
7,279,062		Enersis Americas SA	1,103,920	0.7
11,683,879		Enersis Chile SA	1,338,061	0.8
			4,345,263	2.7

		China: 29.5%
39,242	@	Alibaba Group Holding Ltd. ADR	3,217,844	2.0
378,000		Beijing Enterprises Holdings Ltd.	1,967,152	1.2
578,000		BOC Hong Kong Holdings Ltd.	1,779,625	1.1
4,176,000		China BlueChemical Ltd.	923,897	0.6
6,650,000		China Construction Bank	4,306,447	2.7
1,114,000		China Life Insurance Co., Ltd.	2,491,543	1.6
222,000		China Mobile Ltd.	2,527,809	1.6
810,000		China Overseas Land & Investment Ltd.	2,435,592	1.5
3,671,200		China Petroleum & Chemical Corp.	2,495,985	1.6
1,056,000		China Resources Land Ltd.	2,526,807	1.6
1,068,000		China Resources Power Holdings Co.	1,677,237	1.1
481,000		China Shineway Pharmaceutical Group Ltd.	510,872	0.3
1,554,000		China Unicom Hong Kong Ltd.	1,680,433	1.1
1,160,000		COSCO Pacific Ltd.	1,172,236	0.7
5,990,000		Datang International Power Generation Co., Ltd.	1,603,066	1.0
1,582,000		Harbin Electric Co. Ltd.	584,592	0.4
216,000		Hengan International Group Co., Ltd.	1,953,692	1.2
6,147,233		Industrial & Commercial Bank of China	3,270,985	2.0
1,120,000		Jiangsu Expressway Co. Ltd.	1,532,247	1.0
1,416,000		Lenovo Group Ltd.	868,722	0.5
4,704,500		Parkson Retail Group Ltd.	442,153	0.3
2,618,000		PetroChina Co., Ltd.	1,792,241	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
878,000		Shanghai Industrial Holdings Ltd.	$1,978,948	1.2
943,200		Shanghai Pharmaceuticals Holding Co. Ltd.	2,035,752	1.3
1,437,000		Zhejiang Expressway Co., Ltd.	1,347,681	0.8
			47,123,558	29.5

		Czech Republic: 1.3%
51,750		Komercni Banka AS	2,032,128	1.3

		Egypt: 0.3%
245,707	@	Global Telecom Holding GDR	425,073	0.3

		Hong Kong: 1.7%
338,131		AIA Group Ltd.	1,985,541	1.3
34,950,000	@	Emperor Watch & Jewellery Ltd.	663,761	0.4
			2,649,302	1.7

		India: 11.3%
423,847		Coal India Ltd.	1,835,055	1.2
244,674		GAIL India Ltd.	1,346,182	0.8
150,519		HCL Technologies Ltd.	1,653,934	1.0
44,503		Hero Motocorp Ltd.	2,047,765	1.3
244,319		ICICI Bank Ltd. ADR	1,756,654	1.1
179,177		Indiabulls Housing Finance Ltd.	1,911,360	1.2
408,464		ITC Ltd.	2,129,367	1.3
916,218		NTPC Ltd.	1,948,275	1.2
514,040		Punjab National Bank	602,706	0.4
123,930		Reliance Industries Ltd.	1,762,202	1.1
207,368		Tata Steel Ltd.	1,029,499	0.7
			18,022,999	11.3

		Macau: 1.2%
486,400		Sands China Ltd.	1,861,555	1.2

		Malaysia: 3.2%
868,300		AirAsia BHD	483,542	0.3
1,291,077		Berjaya Sports Toto BHD	953,690	0.6
1,701,800		CIMB Group Holdings BHD	1,808,331	1.1
2,245,500		IJM Corp. BHD	1,897,988	1.2
			5,143,551	3.2

		Mexico: 2.6%
1,268,689		Grupo Financiero Santander Mexico SAB de CV	2,294,491	1.4
803,472		Kimberly-Clark de Mexico SA de CV	1,907,602	1.2
			4,202,093	2.6

		Panama: 0.4%
13,552		Copa Holdings S.A.	698,877	0.4

		Poland: 2.3%
95,676		PKP Cargo SA	856,540	0.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: (continued)
213,840		Powszechny Zaklad Ubezpieczen SA	$1,690,888	1.1
821,583		Orange Polska SA	1,196,109	0.7
			3,743,537	2.3

		Russia: 4.5%
323,711		Gazprom PAO ADR	1,408,143	0.9
37,809	@	Lukoil OAO	1,453,405	0.9
22,092		Lukoil PJSC ADR	849,879	0.5
101,580		MMC Norilsk Nickel PJSC ADR	1,400,788	0.9
247,976		Mobile TeleSystems PJSC ADR	2,172,270	1.3
			7,284,485	4.5

		Singapore: 1.0%
1,339,900		First Resources Ltd.	1,572,077	1.0

		South Africa: 4.7%
92,331		Barclays Africa Group Ltd.	857,284	0.5
783,290		Growthpoint Properties Ltd.	1,171,416	0.7
276,107		MTN Group Ltd.	2,151,324	1.3
1,027,619		PPC Ltd.	640,781	0.4
117,309		Shoprite Holdings Ltd.	1,231,035	0.8
196,879		Standard Bank Group Ltd.	1,553,022	1.0
			7,604,862	4.7

		South Korea: 10.0%
48,728		Hite Jinro Co. Ltd.	1,025,076	0.6
69,117		Hyundai Marine & Fire Insurance Co., Ltd.	1,832,407	1.1
9,049		Hyundai Motor Co.	1,058,372	0.7
72,002		KB Financial Group, Inc.	2,054,294	1.3
75,578		KT Corp.	2,039,596	1.3
60,422		LG Display Co., Ltd.	1,311,406	0.8
6,599		POSCO	1,152,350	0.7
3,469		Samsung Electronics Co., Ltd.	3,754,801	2.4
54,724		Shinhan Financial Group Co., Ltd.	1,814,848	1.1
			16,043,150	10.0

		Taiwan: 8.6%
173,000		Catcher Technology Co., Ltd.	1,311,239	0.8
1,617,000		Cathay Financial Holding Co., Ltd.	1,863,514	1.2
3,929,945		CTBC Financial Holding Co. Ltd.	2,057,419	1.3
58,583		MediaTek, Inc.	394,790	0.3
139,000		Phison Electronics Corp.	1,140,001	0.7
744,000		Quanta Computer, Inc.	1,320,447	0.8
949,658		Taiwan Semiconductor Manufacturing Co., Ltd.	4,543,848	2.8
570,000		TPK Holding Co. Ltd.	1,142,294	0.7
			13,773,552	8.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand: 0.4%
86,000	PTT PCL	$721,416	0.4

	Turkey: 1.1%
1,857,183	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,696,090	1.1

	Total Common Stock
	(Cost $191,002,268)	145,115,052	90.7

PREFERRED STOCK: 7.7%
	Brazil: 3.4%
312,502	Gerdau SA	486,879	0.3
279,753	Itau Unibanco Holding S.A.	2,251,278	1.4
1,072,809	Randon SA Implementos e Participacoes	935,175	0.6
155,932	Telefonica Brasil SA	1,803,298	1.1
		5,476,630	3.4

	Russia: 1.4%
1,647,043	@ Sberbank of Russia	2,252,202	1.4

	South Korea: 2.9%
17,367	Hyundai Motor Co.- Series 2	1,528,677	1.0
3,392	Samsung Electronics Co., Ltd. - Pref	3,019,588	1.9
		4,548,265	2.9

	Total Preferred Stock
	(Cost $15,869,460)	12,277,097	7.7

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	India: 0.2%
INR 16,243,688	NTPC Ltd., 8.490%, 03/25/25	248,562	0.2

	Total Corporate Bonds/Notes
	(Cost $260,086)	248,562	0.2

	Total Long-Term Investments
	(Cost $207,131,814)	157,640,711	98.6

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
2,923,218	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.410%††
	(Cost $2,923,218)	$2,923,218	1.8

	Total Short-Term Investments
	(Cost $2,923,218)	2,923,218	1.8

	Total Investments in Securities (Cost $210,055,032)	$160,563,929	100.4
	Liabilities in Excess of Other Assets	(628,779)	(0.4)
	Net Assets	$159,935,150	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of May 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

INR	Indian Rupee

Cost for federal income tax purposes is $210,781,687.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,470,975
Gross Unrealized Depreciation	(54,688,733)

Net Unrealized Depreciation	$(50,217,758)

Sector Diversification	Percentage of Net Assets
Financials	32.7%
Information Technology	15.6
Telecommunication Services	8.7
Industrials	8.4
Energy	7.7
Utilities	7.5
Consumer Discretionary	6.1
Consumer Staples	6.1
Materials	4.2
Health Care	1.6
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,171,484	$–	$–	$6,171,484
Chile	4,345,263	–	–	4,345,263

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
China	$3,217,844	$43,905,714	$–	$47,123,558
Czech Republic	–	2,032,128	–	2,032,128
Egypt	425,073	–	–	425,073
Hong Kong	–	2,649,302	–	2,649,302
India	1,756,654	16,266,345	–	18,022,999
Macau	–	1,861,555	–	1,861,555
Malaysia	2,851,678	2,291,873	–	5,143,551
Mexico	4,202,093	–	–	4,202,093
Panama	698,877	–	–	698,877
Poland	–	3,743,537	–	3,743,537
Russia	5,831,080	1,453,405	–	7,284,485
Singapore	–	1,572,077	–	1,572,077
South Africa	640,781	6,964,081	–	7,604,862
South Korea	–	16,043,150	–	16,043,150
Taiwan	–	13,773,552	–	13,773,552
Thailand	–	721,416	–	721,416
Turkey	–	1,696,090	–	1,696,090
Total Common Stock	30,140,827	114,974,225	–	145,115,052
Preferred Stock	5,476,630	6,800,467	–	12,277,097
Corporate Bonds/Notes	–	248,562	–	248,562
Short-Term Investments	2,923,218	–	–	2,923,218
Total Investments, at fair value	$38,540,675	$122,023,254	$–	$160,563,929
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(749,093)	$–	$(749,093)
Total Liabilities	$–	$(749,093)	$–	$(749,093)

(1)	For the period ended May 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2016, securities valued at $2,579,427 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
491,900	BNP Paribas Bank	Call on iShares MSCI Emerging Markets ETF	32.896	USD	06/03/16	$347,205	$(188,376)
489,300	Morgan Stanley	Call on iShares MSCI Emerging Markets ETF	32.291	USD	06/17/16	345,152	(560,717)
		Total Written OTC Options				$692,357	$(749,093)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$749,093
Total Liability Derivatives		$749,093

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	BNP Paribas Bank	Morgan Stanley	Totals
Liabilities:
Written options	$188,376	$560,717	$749,093
Total Liabilities	$188,376	$560,717	$749,093

Net OTC derivative instruments by counterparty, at fair value	$(188,376)	$(560,717)	(749,093)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(188,376)	$(560,717)	$(749,093)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016